T. ROWE PRICE Intermediate Tax-Free High Yield Fund
May 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.0%
ALABAMA 1.3%
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 205 141
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.00%, 1/1/22 (1)(2) 80 63
Selma Ind. Dev. Board, Int'l. Paper, VRDN, 2.00%, 11/1/33 (Tender
10/1/24)  200 209
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (3) 465 494
907
ARIZONA 0.9%
Arizona IDA, Series A, 4.00%, 7/15/30 (3) 500 558
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  100 103
661
CALIFORNIA 3.4%
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  97 118
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (3) 200 238
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (3)(4) 130 131
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/22  150 159
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 287
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3) 200 232
Del Mar Race Track Auth., 5.00%, 10/1/38  150 150
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/21  40 41
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23
(Prerefunded 5/15/22) (5) 100 106
Riverside County Redev. Successor Agency, Interstate 215
Corridor, Series E, 6.75%, 12/1/26 (Prerefunded 12/1/21) (5) 250 258
San Clemente, Community Fac. Dist. No. 2006-1, Special Tax,
5.00%, 9/1/24  95 108
Tustin Community Fac. Dist., Special Tax, Tustin Legacy/
Columbus Villages, Series A, 5.00%, 9/1/28  500 591
2,419
COLORADO 4.1%
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 110
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (3) 450 466

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Colorado HFA, Valley View Hosp., 5.00%, 5/15/28  500 573
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (6) 150 160
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD LIBOR
+ 1.05%, 1.124%, 9/1/39 (Tender 9/1/21)  100 100
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 4.625%,
12/1/27  500 539
Park Creek Metropolitan Dist., Senior Limited Property, Series A,
5.00%, 12/1/30  500 586
Public Auth. for Colorado Energy, 6.125%, 11/15/23  205 222
Public Auth. for Colorado Energy, 6.25%, 11/15/28  115 145
2,901
CONNECTICUT 1.5%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 409
Connecticut Special Tax, Special Tax Obligation, Series A, 4.00%,
5/1/36  290 351
Hamden Town, Whitney Center, 5.00%, 1/1/30  200 220
Mohegan Tribe of Indians, Priority Distributions, Series C, 5.25%,
2/1/22 (3) 100 102
1,082
DELAWARE 1.0%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 116
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 289
Univ. of Delaware, VRDN, 0.02%, 11/1/35  300 300
705
DISTRICT OF COLUMBIA 1.5%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 242
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  100 107
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29  270 285
Metropolitan Washington Airports Auth. Dulles Toll Road, Series B,
Zero Coupon, 10/1/34 (7) 525 408
1,042
FLORIDA 2.4%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  200 238
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  125 157
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  45 48
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 94

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Crossings At Fleming Island Community Dev. Dist., Series A-1,
4.00%, 5/1/24  55 57
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (5) 250 276
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  235 262
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 132
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 132
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
4.00%, 5/1/22  55 56
Palm Beach County HFA, Sinai Residence of Boca Raton,
Series A, 6.80%, 6/1/25  250 268
1,720
GEORGIA 2.4%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  100 65
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  200 130
Augusta Airport, Series A, 5.00%, 1/1/35  250 272
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (3) 295 359
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (3) 525 564
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (3) 250 280
1,670
GUAM 0.2%
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 159
159
HAWAII 0.2%
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living, 5.125%,
11/15/32  150 158
158
IDAHO 0.5%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  100 111
Idaho HFA, Trinity Health Credit Group, Series D, 5.00%, 12/1/32
(Prerefunded 6/1/22) (5) 250 262
373
ILLINOIS 6.8%
Chicago, Series A, GO, 5.00%, 1/1/27  200 240
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26  160 186

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.50%,
1/1/27  85 91
Chicago Wastewater, Series C, 5.00%, 1/1/28  500 576
Chicago Waterworks, 5.00%, 11/1/25  300 356
Illinois, GO, 5.50%, 5/1/25  125 148
Illinois, Series A, GO, 4.00%, 4/1/30 (8) 350 371
Illinois, Series A, GO, 5.00%, 10/1/25  250 295
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  500 518
Illinois Fin. Auth., Franciscan Communities, Series A, 4.00%,
5/15/23 (9) 25 27
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 4.00%, 5/15/23  135 141
Illinois Fin. Auth., Navistar Int'l., VRDN, 4.75%, 10/15/40 (Tender
8/1/30) (3) 250 266
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/21  100 101
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 304
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/31 (10) 100 81
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/35 (10) 660 464
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
5.00%, 12/15/28  330 343
Metropolitan Pier & Exposition Auth., McCormick Place,
Unrefunded Balance, 5.70%, 6/15/23 (10) 55 61
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28  100 120
Village of Hillside, 5.00%, 1/1/24  100 104
4,793
INDIANA 2.0%
East Chicago, USG Project, 5.50%, 9/1/28 (6) 175 177
Indiana Fin. Auth., Greencroft Obligation Group, Series A, 6.50%,
11/15/33  50 54
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/21  250 253
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/39  170 175
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 355
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (6) 350 395
1,409
IOWA 0.7%
Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22  55 56
Iowa Fin. Auth., Iowa Fertilizer, 5.25%, 12/1/25  250 274
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)  135 149
479

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
KENTUCKY 1.1%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22  30 31
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 515
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 238
784
LOUISIANA 1.9%
New Orleans Sewerage Service, 5.00%, 6/1/32 (Prerefunded
6/1/25) (5) 500 587
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3) 300 384
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (3) 150 192
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  200 210
1,373
MARYLAND 5.9%
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  150 166
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 105
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  150 154
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  100 118
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  100 117
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (3) 100 115
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/28 (6) 500 594
Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%,
9/30/28 (6) 525 537
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 185
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  30 36
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (8) 60 72
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (8) 155 184
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/21  100 100
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/22  190 195
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%, 1/1/31  100 103
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 179
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (3) 100 111

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22  300 315
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 371
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 109
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 104
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  90 95
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  140 154
4,219
MASSACHUSETTS 0.3%
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.00%, 7/15/23  50 54
Massachusetts Dev. Fin. Agency, Umass Student Housing, 5.00%,
10/1/23  115 125
179
MICHIGAN 1.2%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/33  250 282
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/28  500 588
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  100 11
881
MISSISSIPPI 0.4%
Lowndes County, Weyerhaeuser, Series A, 6.80%, 4/1/22  270 284
284
MISSOURI 1.3%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  90 91
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25  500 529
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  135 144
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.00%, 6/1/29  150 173
937
MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22  100 103
103
NEVADA 0.8%
Clark County Passenger Fac. Charge, McCarran Int'l. Airport,
5.00%, 7/1/29  120 158
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 297

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 114
569
NEW HAMPSHIRE 0.6%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  123 148
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(6) 100 104
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27 (1)
(3) 200 150
402
NEW JERSEY 7.2%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (6) 30 31
New Jersey Economic Dev. Auth., Series XX, 5.00%, 6/15/24  500 569
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/21  250 250
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (6) 530 591
New Jersey Economic Dev. Auth., Goethals Bridge, 5.25%,
1/1/25 (6) 200 225
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  150 155
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  100 103
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (6) 125 144
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/22  125 127
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26  75 78
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  400 351
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31 (10) 425 345
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/32  300 382
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  500 521
Tobacco Settlement Fin., Series A, 5.00%, 6/1/33  1,000 1,242
5,114
NEW YORK 8.5%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (3) 200 222
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (3) 250 286
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)(6) 100 107
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (3) 400 484

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 292
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/21 (3) 300 305
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/22 (3) 300 319
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (3) 300 372
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/24 (Prerefunded 5/1/23) (5) 5 5
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/23  50 54
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/24  245 265
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  20 22
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 117
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/28  75 92
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/29  175 217
Nassau County IDA, Amsterdam at Harborside, Series A, 5.875%,
1/1/23 (1) 104 57
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32 (1) 350 193
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/34 (1) 115 63
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (1)(2) 66 7
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 250 282
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3) 200 225
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (6) 500 504
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (6) 850 856
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (6) 150 179
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (6) 250 297
Suffolk County Economic Dev., Catholic Health Services of Long
Island, Unrefunded Balance, 5.00%, 7/1/28  85 85
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29  100 111
6,018

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
NORTH CAROLINA 1.5%
Charlotte, Douglas Int'l. Airport, Series A, 5.00%, 7/1/33  250 251
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  200 213
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 355
North Carolina Turnpike Auth., 5.00%, 1/1/23  260 279
1,098
NORTH DAKOTA 0.2%
Grand Forks, Altru Health, 5.00%, 12/1/35  125 126
126
OHIO 3.3%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 479
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  450 521
Cleveland Airport, Series A, 5.00%, 1/1/29 (8) 125 144
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 109
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (3)(6) 440 481
Ohio Water Dev. Auth., U.S. Steel, 6.60%, 5/1/29  50 51
Southeastern Ohio Port Auth., Memorial Health System, 5.75%,
12/1/32  500 526
2,311
OKLAHOMA 1.1%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.70%,
4/1/25  155 155
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 613
768
PENNSYLVANIA 3.9%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/22 (3) 195 202
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (3) 300 359
Butler County Hosp. Auth., 5.00%, 7/1/25  125 146
Chester County IDA, Woodlands at Graystone, 4.375%, 3/1/28 (3) 100 112
East Hempfield Township IDA, Student Housing, 5.00%, 7/1/45  40 41
Lancaster County Hosp. Auth., United Zion Retirement, Series A,
4.00%, 12/1/21  185 187
Latrobe IDA, 4.00%, 3/1/37  150 166
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28  200 228
Pennsylvania Economic DFA, VRDN, 9.00%, 4/1/51 (Tender
4/13/28) (3)(6) 200 222

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 0.785%,
7/1/39 (7) 125 116
Pennsylvania Higher Ed. Fac. Auth., Widener Univ, 5.00%, 7/15/22  200 209
Philadelphia Higher Ed. Fac. Auth., Temple Univ., 5.00%, 7/1/28  310 368
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  200 232
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (3) 145 174
2,762
PUERTO RICO 8.3%
Puerto Rico Commonwealth, Series A, GO, 5.00%, 7/1/19 (2)(11) 250 222
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35 (2)(11) 850 684
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (3) 250 303
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  920 969
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/24  200 211
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  120 127
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.75%, 7/1/37  50 53
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
4.125%, 7/1/24 (8) 125 129
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.50%, 7/1/39 (2)(11) 295 249
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
6.00%, 7/1/39 (2)(11) 190 168
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.50%, 7/1/31 (2)(11) 215 189
Puerto Rico Electric Power Auth., Series CCC, 4.25%, 7/1/23 (2)
(11) 100 91
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (2)(11) 100 96
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (8) 130 133
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (2)(11) 200 181
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (2)(11) 120 115
Puerto Rico Electric Power Auth., Series UU, 5.00%, 7/1/24 (8) 50 51
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (2)(11) 100 95
Puerto Rico Electric Power Auth., Series XX-RSA-1, 4.75%,
7/1/26 (2)(11) 250 238
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (2)(11) 245 236
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  200 180

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  771 656
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  543 427
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  100 111
5,914
RHODE ISLAND 0.3%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  200 223
223
SOUTH CAROLINA 0.6%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (2) 500 255
South Carolina Jobs Economic Dev. Auth., Woodlands at Furman,
Series A, 5.00%, 11/15/30  85 97
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(3)(6) 200 80
432
TENNESSEE 1.5%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, 5.00%, 10/1/32  155 175
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27  100 100
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (3) 100 110
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  275 334
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23  290 312
1,031
TEXAS 8.4%
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 285
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  275 309
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/22  250 252
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  325 336
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  100 131
Houston Airport System, Series B, 5.00%, 7/1/26 (Prerefunded
7/1/21) (5) 40 40
Houston Airport System, Series B-1, 5.00%, 7/15/35 (6) 100 111
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24 (6) 150 157
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/21  300 306

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 111
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (6) 265 282
Mission Economic Dev., Natagasoline, Series B, 4.625%,
10/1/31 (3)(6) 500 530
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 572
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/22 (9) 290 302
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/25 (Prerefunded 4/1/24) (5) 100 113
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/39 (Prerefunded 4/1/24) (5) 25 28
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24 (9) 310 351
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A, 5.00%,
11/15/26  350 358
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (5) 50 62
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(6) 175 181
Tarrant County Cultural Ed. Fac. Fin., Baylor Health Care System,
VRDN, 0.01%, 11/15/50  200 200
Tarrant County Cultural Ed. Fac. Fin., Buckingham Senior Living
Community, 5.00%, 11/15/25 (1)(2) 150 68
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  675 894
5,979
UTAH 0.8%
Murray, IHC Health Services, Series D, VRDN, 0.01%, 5/15/37  580 580
580
VIRGIN ISLANDS 0.7%
Virgin Islands PFA, 5.00%, 10/1/29 (8) 500 515
515
VIRGINIA 6.5%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35  260 298
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  250 330
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%,
7/1/23  155 161
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  150 170
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (3) 100 105
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  250 319
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.00%,
12/1/22  300 309

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  260 348
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  375 423
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement, 4.00%,
1/1/24  165 170
Virginia College Building Auth., Marymount Univ, Series A, 5.00%,
7/1/22 (3) 400 412
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (3) 100 109
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (6) 500 525
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 7/1/34 (6) 900 924
4,603
WASHINGTON 0.6%
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.00%, 9/1/27  100 104
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (3) 105 109
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 231
444
WEST VIRGINIA 0.2%
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (6) 100 106
106
WISCONSIN 2.9%
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (3) 200 216
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (3) 100 109
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (6) 445 455
Wisconsin PFA, Nevada State, 5.00%, 5/1/29 (3) 300 279
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 290
Wisconsin PFA, Retirement Housing Foundation, 5.00%, 11/15/27  250 299
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3) 250 304

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (3) 100 120
2,072
Total Investments in Securities 99.0%
(Cost $66,652) $ 70,305
Other Assets Less Liabilities 1.0% 694
Net Assets 100.0% $ 70,999
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security is in default or has failed to make a scheduled interest and/or principal payment.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$11,865 and represents 16.7% of net assets.
(4) When-issued security
(5) Prerefunded date is used in determining portfolio maturity.
(6) Interest subject to alternative minimum tax.
(7) Insured by Assured Guaranty Corporation
(8) Insured by Assured Guaranty Municipal Corporation
(9) Escrowed to maturity
(10) Insured by National Public Finance Guarantee Corporation
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments
16
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F100-054Q1 05/21